Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

10. Leases

The Group's noncancelable operating leases consist of leases for office space. The Group is the lessee under the terms of the operating leases. For the year ended December 31, 2019, the operating lease cost was RMB82.2 million.

The Group's operating leases have remaining lease terms that range from approximately one year to four years. As of December 31, 2019, the weighted average remaining lease term and weighted average discount rate were 1.55 years and 5.7%, respectively.